Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 12,834	$ 4,418
Operating expenses:
Cost of revenues	33,846	7,870
Research and development	2,826	1,604
Sales and marketing	10,875	4,808
General and administrative	24,411	10,075
Total operating expenses	71,958	24,357
Loss from operations	(59,124)	(19,939)
Other income (expenses)
Interest expense, net	(4,291)	(2,232)
Gain on extinguishment of debts		2,739
Loss on extinguishment of debts		(930)
Change in fair value of warrant liabilities	(8,432)	(4,062)
Other financial income (expenses)	(274)	(135)
Total other expenses, net	(12,997)	(4,620)
Income Taxes	150	(14)
Net loss	(71,971)	(24,573)
Deemed Dividends and Deemed Dividends equivalents	$ (490)	$ (423)
Net loss attributable to common stockholders	$ (72,461)	$ (24,996)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.91)	$ (1.35)
Net loss	$ (71,971)	$ (24,573)
Other comprehensive (loss) income, net of tax:
Changes in foreign currency translation adjustments	(657)	38
Net loss and comprehensive income, excluded Series A Dividends	$ (72,628)	$ (24,535)